Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Interest charges and related fees

	2021	2020	2019

Subordinated loans	110	110	88

Trust pass-through securities	8	9	8

Borrowings	153	194	252

Other	65	191	164

Total	335	505	513

Included in interest charges and related fees:

Interest charges accrued on financial liabilities not carried at fair value through profit or loss	210	232	298

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees

	2021	2020

Subordinated borrowings	68	67

Borrowings	54	50

Other	8	8

Total	129	126